MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2020
Available-for-sale financial assets [abstract]
MARKETABLE SECURITIES

As at and during the year ended December 31, 2020 and year ended December 31, 2019, the Company did not have marketable securities. During the year ended December 31, 2018, the Company sold all its marketable securities for proceeds of $162,490 and a realized loss of $91,890. Following the disposal of the shares, the Company reclassified the cumulative loss previously recognized in other comprehensive income of $68,840 to profit and loss on the sale of marketable securities.

The following table summarized information regarding the Company’s marketable securities as at December 31, 2020, 2019, and 2018:

Marketable securities	2020	2019	2018
Balance, beginning of year	$-	$-	205600
Additions	-	-	60940
Disposals	-	-	(162,490)
Realized loss on disposal	-	-	(91,890)
Unrealized gain/(loss) on market-to-market	-	-	(12,160)
Balance, end of year	$-	$-	$-